Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 — COMMITMENTS AND CONTINGENCIES:

A. Israel Innovation Authority:

The Company has received royalty-bearing grants from the Israel Innovation Authority (the “IIA”), for approved research and development projects. The programs include grants for: wages, materials, subcontractors and miscellaneous. The Company is required to pay royalties at the rate of 3%-3.5% depending on meeting certain conditions on sales of the products developed with the funds provided by the IIA, up to an amount equal to 300% of the IIA research and development grant received, depending upon the manufacturing volume that is performed outside of Israel, indexed to the U.S. dollar and bearing interest., Until December 31, 2023, the interest was calculated at a rate based on an annual application of the London Interbank Offered Rate, or the LIBOR, applicable to U.S. dollar deposits, however, pursuant to the latest IIA regulations, as of January 1, 2024, IIA grants received after June 30, 2017, shall bear interest calculated at a rate based on an annual application of the SOFR, or at an alternative rate published by the Bank of Israel, plus approximately 0.72%. indexed to the dollar including accrued interest at the SOFR rate.

As of December 31, 2019, the research and development projects funded by the IIA were completed. The total amount of the IIA grant received was $748 thousand.

As of December 31, 2023, the maximum obligation with respect to the grants received from the IIA, including accrued interest, contingent upon entitled future sales, is $613 thousand. During the year 2023, the Company paid the IIA royalties in the amount of approximately $121 thousand in connection with revenues recorded between the years 2019-2023, of the products developed with the funds provided by the IIA.

When a company develops know-how, technology or products using IIA grants, the terms of these grants and the Research Law restrict the transfer of such know-how, and the transfer of manufacturing or manufacturing rights of such products, technologies or know-how outside of Israel, without the prior approval of the IIA. Therefore, the discretionary approval of an IIA committee would be required for any transfer to third parties inside or outside of Israel of know-how or manufacturing or manufacturing rights related to those aspects of such technologies. There is no certainty that the Company would obtain such approvals.

B. Former Parent Company

On January 28, 2022, the Former Parent Company announced it had entered into a binding agreement with a consortium of investors led by Medigus and facilitated by Israeli venture capital firm L.I.A. Pure Capital Ltd (“Pure Capital”), for the sale of 100% of the share capital of the Company for a total consideration of Australian Dollar (“AUD”) 6 million (approximately $4.2 million) in cash (the “Acquisition”), and all outstanding liabilities between the Company and the Former Parent Company were converted into equity immediately prior to the closing of the Acquisition.

On February 2, 2022 (the “Issue Date”), the Company issued to the Former Parent Company a warrant to purchase 111,261 Ordinary Shares. The exercise price of such warrant is (A) if a Trigger Event (defined below) occurs, the price per Company Ordinary Shares in the IPO, or, (B) if a Trigger Event has not occurred, US $2.7797 per each Company Ordinary Shares, reflecting a pre-money valuation of US $10,000,000 on a fully diluted as-converted basis as of the Issue Date. Further, (A) if an IPO of the Company occurs before the fifth anniversary of the Issue Date, then the warrant shall expire after the lapse of 90 days from the earlier of (“Trigger Event”): (i) the fifth anniversary of the Issue Date; or (ii) the price per each Company Ordinary Shares has increased by at least 50% compared to the listing price per Company Ordinary Shares as part of the IPO (to be determined based upon one-calendar-month volume weighted average price); and (B) if no IPO of the Company occurs before the lapse of the fifth anniversary of the Issue Date, then the warrant shall expire after the lapse of 12 months from the fifth anniversary of the Issue Date.

As of December 31, 2023, following the closing of the IPO, the number of the outstanding warrants is 111,261 with an exercise price of $4.00 per ordinary share and expiration date of no later than July 31, 2028.